Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted net loss per Ordinary share	$ 2.04	$ 2.28	$ 4.48
Weighted average number of Ordinary shares	19,426,692	18,721,528	9,582,405